Schedule of Investments (unaudited)

February 29, 2020	BlackRock Advantage ESG U.S. Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks -- 98.7%
Aerospace & Defense -- 0.9%
Axon Enterprise, Inc. (a)	223	$ 17,254
Boeing Co.	380	104,542
Curtiss-Wright Corp.	100	11,994
HEICO Corp.	90	9,706
HEICO Corp., Class A	227	20,051
Hexcel Corp.	359	23,202
Huntington Ingalls Industries, Inc.	154	31,652
L3Harris Technologies, Inc.	921	182,109
Mercury Systems, Inc. (a)	191	14,031
Moog, Inc., Class A	132	10,180
Raytheon Co.	1,189	224,198
Teledyne Technologies, Inc. (a)	123	41,490
United Technologies Corp.	3,383	441,786
		1,132,195
Air Freight & Logistics -- 1.0%
C.H. Robinson Worldwide, Inc.	2,112	145,517
Echo Global Logistics, Inc. (a)	545	10,055
Expeditors International of Washington,
Inc.	14,756	1,039,117
Hub Group, Inc., Class A (a)	2,181	100,828
		1,295,517
Airlines -- 0.1%
Delta Air Lines, Inc.	3,083	142,219
Hawaiian Holdings, Inc.	961	20,065
		162,284
Auto Components -- 0.2%
Aptiv PLC	1,411	110,213
BorgWarner, Inc.	2,810	88,796
Tenneco, Inc., Class A	3,950	36,222
		235,231
Automobiles -- 0.2%
Tesla, Inc. (a)(b)	332	221,773
Banks -- 3.5%
Associated Banc-Corp	2,907	49,216
Bank of America Corp.	26,464	754,224
Citigroup, Inc.	1,318	83,640
Citizens Financial Group, Inc.	6,153	194,989
Cullen/Frost Bankers, Inc.	12,674	993,515
Investors Bancorp, Inc.	6,036	63,619
JPMorgan Chase & Co.	7,054	819,040
National Bank Holdings Corp., Class A	1,078	32,976
PacWest Bancorp	1,214	38,411
Pinnacle Financial Partners, Inc.	1,235	65,010
PNC Financial Services Group, Inc.	1,790	226,256
Regions Financial Corp.	7,160	96,803
Sandy Spring Bancorp, Inc.	628	19,317
SVB Financial Group (a)	1,623	337,844
U.S. Bancorp	216	10,031
Webster Financial Corp.	2,597	98,608

S C H E D U L E O F I N V E S T M E N T S

Security	Shares	Value
Banks (continued)
Zions Bancorp. NA	12,105	$ 483,595
		4,367,094
Beverages -- 2.0%
Coca-Cola Co.	17,380	929,656
Coca-Cola European Partners PLC	4,601	234,467
PepsiCo, Inc.	10,091	1,332,315
		2,496,438
Biotechnology -- 3.4%
AbbVie, Inc.	9,005	771,819
ACADIA Pharmaceuticals , Inc. (a)	941	40,218
AMAG Pharmaceuticals, Inc. (a)	1,495	11,586
Amgen, Inc.	4,993	997,252
Biogen, Inc. (a)	253	78,023
Gilead Sciences, Inc.	19,973	1,385,327
Ligand Pharmaceuticals, Inc. (a)(b)	1,156	108,202
Vertex Pharmaceuticals, Inc. (a)	3,784	847,729
		4,240,156
Building Products -- 0.8%
Allegion PLC	4,742	545,283
Builders FirstSource, Inc. (a)	4,848	110,098
Lennox International, Inc.	1,678	382,802
		1,038,183
Capital Markets -- 3.1%
Bank of New York Mellon Corp.	5,346	213,305
Charles Schwab Corp.	5,864	238,958
CME Group, Inc.	981	195,042
E*Trade Financial Corp.	1,776	81,305
Intercontinental Exchange, Inc.	2,247	200,477
Invesco Ltd.	25,147	362,117
Moody's Corp.	576	138,257
Morgan Stanley	19,016	856,291
Northern Trust Corp.	812	71,261
Pzena Investment Management, Inc.,
Class A	4,686	30,600
S&P Global, Inc.	1,511	401,790
T. Rowe Price Group, Inc.	8,472	999,781
TD Ameritrade Holding Corp.	1,133	47,847
Virtus Investment Partners, Inc.	265	29,256
Westwood Holdings Group, Inc.	573	14,543
		3,880,830
Chemicals -- 2.3%
Axalta Coating Systems Ltd. (a)	5,274	131,428
Corteva, Inc. (a)	2,586	70,339
Dow, Inc. (a)	4,193	169,439
Ecolab, Inc.	6,439	1,161,918
FMC Corp.	326	30,351
HB Fuller Co.	5,029	197,288
Mosaic Co.	6,276	106,880
Scotts Miracle-Gro Co.	1,204	127,612
Sherwin-Williams Co.	1,129	583,411
FEBRUARY 29, 2020	1

Schedule of Investments (unaudited) (continued) February 29, 2020

Security	Shares	Value
Chemicals (continued)
Trinseo SA	5,713	$ 125,000
Valvoline, Inc.	5,498	107,211
		2,810,877
Commercial Services & Supplies -- 0.4%
ADT, Inc.	12,627	80,687
Cintas Corp.	72	19,205
Copart, Inc. (a)	1,295	109,402
KAR Auction Services, Inc.	2,061	39,674
SP Plus Corp. (a)	1,186	43,301
Steelcase, Inc., Class A	10,359	168,023
UniFirst Corp.	245	45,523
Viad Corp.	946	47,489
		553,304
Communications Equipment -- 0.7%
Ciena Corp. (a)	2,363	90,857
Cisco Systems, Inc.	16,659	665,194
Lumentum Holdings, Inc. (a)	2,108	164,045
		920,096
Construction & Engineering -- 0.5%
EMCOR Group, Inc.	7,091	545,440
Fluor Corp.	10,101	94,141
		639,581
Consumer Finance -- 1.7%
Ally Financial, Inc.	28,930	725,275
American Express Co.	9,445	1,038,289
Capital One Financial Corp.	554	48,896
Synchrony Financial	8,766	255,091
		2,067,551
Containers & Packaging -- 0.2%
AptarGroup, Inc.	1,977	199,816
Ball Corp.	905	63,766
		263,582
Distributors -- 0.2%
Pool Corp.	1,300	274,248
Diversified Consumer Services -- 1.1%
Bright Horizons Family Solutions, Inc.
(a)	5,301	833,052
Carriage Services, Inc.	9,843	208,179
frontdoor, Inc. (a)	2,568	108,883
H&R Block, Inc.	2,101	43,428
Service Corp International	2,493	119,141
		1,312,683
Diversified Financial Services -- 0.9%
Berkshire Hathaway, Inc., Class B (a)	2,903	599,005
FactSet Research Systems, Inc.	1,903	506,179

S C H E D U L E O F I N V E S T M E N T S

BlackRock Advantage ESG U.S. Equity Fund

(Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Financial Services (continued)
On Deck Capital, Inc. (a)	3,983	$ 13,901
		1,119,085
Diversified Telecommunication Services -- 1.1%
AT&T, Inc.	5,749	202,480
CenturyLink, Inc.	18,480	223,054
Cincinnati Bell, Inc. (a)	161	2,101
Iridium Communications, Inc. (a)	1,018	27,557
Verizon Communications, Inc.	17,216	932,418
Zayo Group Holdings, Inc. (a)	1	35
		1,387,645
Electric Utilities -- 1.8%
Avangrid, Inc.	5,266	261,667
El Paso Electric Co.	149	10,113
Eversource Energy	14,072	1,216,665
Exelon Corp.	7,652	329,878
Pinnacle West Capital Corp.	4,658	416,844
		2,235,167
Electrical Equipment -- 0.8%
Hubbell, Inc.	1,080	143,899
Rockwell Automation, Inc.	4,412	809,602
		953,501
Electronic Equipment, Instruments & Components -- 0.7%
Avnet, Inc.	14,378	441,117
Daktronics, Inc.	5,922	29,136
Keysight Technologies, Inc. (a)	1,839	174,264
National Instruments Corp.	4,494	181,018
Tech Data Corp. (a)(b)	138	19,650
		845,185
Energy Equipment & Services -- 0.7%
Baker Hughes Co.	17,029	273,997
National Oilwell Varco, Inc.	9,796	183,283
Schlumberger Ltd.	7,017	190,090
TechnipFMC PLC	13,227	196,289
Transocean Ltd. (a)	1	3
		843,662
Entertainment -- 0.2%
Electronic Arts, Inc. (a)	1,595	161,685
Netflix, Inc. (a)	82	30,261
		191,946
Equity Real Estate Investment Trusts (REITs)	-- 4.4%
Alexandria Real Estate Equities, Inc.	1,805	274,143
Boston Properties, Inc.	6,655	858,096
DiamondRock Hospitality Co.	3,014	27,488
Douglas Emmett, Inc.	8,713	332,662
Equity Residential	8,166	613,267
Kilroy Realty Corp.	806	58,588
Macerich Co.	18,808	384,059
Park Hotels & Resorts, Inc.	2,530	46,198
FEBRUARY 29, 2020	2

Schedule of Investments (unaudited) (continued) February 29, 2020

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	9,884	$ 833,024
Realty Income Corp.	4,168	301,722
Regency Centers Corp.	10,760	618,054
Welltower, Inc.	15,042	1,125,442
		5,472,743
Food & Staples Retailing -- 1.2%
Costco Wholesale Corp.	5,343	1,502,131
Performance Food Group Co. (a)	312	13,229
		1,515,360
Food Products -- 1.5%
General Mills, Inc.	22,995	1,126,755
Kellogg Co.	3,265	197,435
Lamb Weston Holdings, Inc.	3,860	335,395
McCormick & Co., Inc.	1,633	238,728
		1,898,313
Gas Utilities -- 0.1%
Southwest Gas Holdings, Inc.	1,979	128,002
Health Care Equipment & Supplies -- 2.2%
Anika Therapeutics, Inc. (a)	315	13,154
DexCom, Inc. (a)(b)	769	212,244
Edwards Lifesciences Corp. (a)	2,935	601,205
Globus Medical, Inc., Class A (a)	1,655	74,856
Haemonetics Corp. (a)	1,360	147,329
IDEXX Laboratories, Inc. (a)(b)	2,316	589,445
Shockwave Medical, Inc. (a)(b)	299	12,002
STERIS PLC	1,419	225,082
Stryker Corp.	4,286	816,869
		2,692,186
Health Care Providers & Services -- 3.1%
AmerisourceBergen Corp.	1,557	131,286
AMN Healthcare Services, Inc. (a)	5,206	383,161
Anthem, Inc.	1,777	456,849
Cardinal Health, Inc.	9,324	485,967
Cigna Corp. (a)	3,505	641,205
CVS Health Corp.	4,655	275,483
Henry Schein, Inc. (a)(b)	6,204	378,072
McKesson Corp.	1,737	242,937
Penumbra, Inc. (a)	196	32,508
UnitedHealth Group, Inc.	3,426	873,493
		3,900,961
Health Care Technology -- 0.1%
Teladoc Health, Inc. (a)	717	89,596
Veeva Systems, Inc., Class A (a)	533	75,670
Vocera Communications, Inc. (a)	676	16,488
		181,754
Hotels, Restaurants & Leisure -- 1.7%
Chipotle Mexican Grill, Inc. (a)	297	229,753
Darden Restaurants, Inc.	2,103	205,043
Dine Brands Global, Inc.	1,237	101,248

BlackRock Advantage ESG U.S. Equity Fund

(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	234	$79,434
Dunkin' Brands Group, Inc.	5,891	391,869
Six Flags Entertainment Corp.	607	15,345
Starbucks Corp.	5,158	404,542
Vail Resorts, Inc.	3,262	693,534
		2,120,768
Household Durables -- 0.0%
iRobot Corp. (a)(b)	735	35,273
Household Products -- 2.1%
Clorox Co.	5,614	894,984
Colgate-Palmolive Co.	3,718	251,225
Procter & Gamble Co.	13,391	1,516,263
		2,662,472
Independent Power and Renewable Electricity Producers -- 0.3%
Pattern Energy Group, Inc., Class A	5,201	140,687
TerraForm Power, Inc., Class A	13,877	260,749
		401,436
Industrial Conglomerates -- 1.2%
BWX Technologies, Inc.	322	17,658
General Electric Co.	19,025	206,992
Honeywell International, Inc.	7,767	1,259,574
Roper Technologies, Inc.	71	24,971
		1,509,195
Insurance -- 2.2%
Allstate Corp.	923	97,146
First American Financial Corp.	9,556	545,647
Marsh & McLennan Cos., Inc.	3,575	373,802
Progressive Corp.	1,343	98,254
Prudential Financial, Inc.	9,792	738,806
Reinsurance Group of America, Inc.	364	44,419
Travelers Cos., Inc.	6,446	772,295
Unum Group	454	10,583
Willis Towers Watson PLC	491	92,922
		2,773,874
Interactive Media & Services -- 4.5%
Alphabet, Inc., Class A (a)	1,839	2,462,881
Alphabet, Inc., Class C (a)	1,273	1,704,967
Facebook, Inc., Class A (a)	7,377	1,419,851
		5,587,699
Internet & Direct Marketing Retail	-- 3.0%
Amazon.com, Inc. (a)	1,825	3,437,844
Etsy, Inc. (a)(b)	2,954	170,771
Lands' End, Inc. (a)	4,934	52,004
TripAdvisor, Inc.	2,488	58,343
		3,718,962
IT Services -- 5.3%
Accenture PLC, Class A	8,683	1,568,063
Automatic Data Processing, Inc.	7,996	1,237,301
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	3

Schedule of Investments (unaudited) (continued) February 29, 2020

Security	Shares	Value
IT Services (continued)
Fidelity National Information Services,
Inc.	1,989	$ 277,903
Fiserv, Inc. (a)	3,135	342,844
Gartner, Inc. (a)(b)	734	94,972
International Business Machines Corp.	860	111,929
Jack Henry & Associates, Inc. (b)	1,831	277,836
Mastercard, Inc., Class A	3,801	1,103,240
Okta, Inc. (a)	893	114,358
Paychex, Inc.	8,000	619,840
PayPal Holdings, Inc. (a)	3,028	326,994
Teradata Corp. (a)	7,658	152,700
Twilio, Inc., Class A (a)	1,952	219,873
VeriSign, Inc. (a)	121	22,960
Visa, Inc., Class A	1,039	188,849
		6,659,662
Life Sciences Tools & Services -- 0.6%
IQVIA Holdings, Inc. (a)	1,652	230,437
Mettler-Toledo International, Inc. (a)	264	185,249
Waters Corp. (a)	1,567	305,393
		721,079
Machinery -- 2.2%
Deere & Co.	920	143,962
Fortive Corp.	1,576	108,996
Illinois Tool Works, Inc.	195	32,717
Oshkosh Corp.	7,225	521,284
PACCAR, Inc.	7,477	500,211
Snap-on, Inc.	652	94,377
Trane Technologies PLC	398	51,358
Woodward, Inc.	2,843	293,397
Xylem, Inc.	13,346	1,032,180
		2,778,482
Media -- 2.7%
Cable One, Inc.	58	91,235
Cardlytics, Inc. (a)	530	42,077
Cinemark Holdings, Inc.	14,472	375,693
Comcast Corp., Class A	8,302	335,650
Discovery, Inc., Class A (a)	12,636	324,745
Discovery, Inc., Class C (a)	1,431	35,918
Gray Television, Inc. (a)	938	17,747
IMAX Corp. (a)	11,797	183,797
Interpublic Group of Cos., Inc.	10,953	233,956
Liberty Global PLC, Class A (a)	12,733	248,548
Liberty Media Corp. - Liberty SiriusXM,
Class A (a)	344	15,366
New York Times Co., Class A	649	24,312
Omnicom Group, Inc.	2,450	169,736
Sirius XM Holdings, Inc.	73,517	466,098
TEGNA, Inc.	3,991	57,151

BlackRock Advantage ESG U.S. Equity Fund

(Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Walt Disney Co.	6,803	$ 800,373
		3,422,402
Metals & Mining -- 0.7%
Reliance Steel & Aluminum Co.	6,058	619,673
Ryerson Holding Corp. (a)	9,238	76,952
Schnitzer Steel Industries, Inc., Class A	11,340	186,883
		883,508
Multi-Utilities -- 1.2%
CMS Energy Corp.	6,650	401,793
Consolidated Edison, Inc.	13,192	1,039,793
		1,441,586
Multiline Retail -- 0.5%
Kohl's Corp.	710	27,797
Macy's, Inc.	2,241	29,648
Nordstrom, Inc.	8,202	284,609
Target Corp.	2,688	276,864
		618,918
Oil, Gas & Consumable Fuels -- 2.4%
Antero Resources Corp. (a)	20,718	33,149
Approach Resources, Inc. (a)	39	1
Cheniere Energy, Inc. (a)	399	20,465
Chevron Corp.	3,625	338,357
ConocoPhillips	6,358	307,854
Delek US Holdings, Inc.	12,704	271,611
Devon Energy Corp.	16,575	269,178
EOG Resources, Inc.	6,735	426,056
Exxon Mobil Corp.	5,671	291,716
Kosmos Energy Ltd.	24,452	74,579
Oasis Petroleum, Inc. (a)	3,305	5,404
ONEOK, Inc.	1,643	109,621
Phillips 66	888	66,476
Range Resources Corp.	44,786	124,057
Renewable Energy Group, Inc. (a)	892	23,593
SM Energy Co.	4,166	27,371
Valero Energy Corp.	8,744	579,290
		2,968,778
Paper & Forest Products -- 0.5%
Boise Cascade Co.	15,843	562,110
Personal Products -- 0.0%
Estee Lauder Cos., Inc., Class A	219	40,208
Pharmaceuticals -- 3.8%
Bristol-Myers Squibb Co.	12,337	728,623
Johnson & Johnson	11,138	1,497,838
Merck & Co., Inc.	11,219	858,927
Pfizer, Inc.	9,982	333,598
Supernus Pharmaceuticals, Inc. (a)	644	11,586
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	4

Schedule of Investments (unaudited) (continued) February 29, 2020

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	10,268	$ 1,368,006
		4,798,578
Professional Services -- 1.3%
Heidrick & Struggles International, Inc.	1,000	22,300
ICF International, Inc.	575	43,688
IHS Markit Ltd.	16,494	1,175,033
Insperity, Inc.	417	28,052
Kelly Services, Inc., Class A	1,640	27,240
Paylocity Holding Corp. (a)	490	63,465
Robert Half International, Inc.	3,152	158,892
TransUnion	552	49,084
TriNet Group, Inc. (a)	1,194	63,115
		1,630,869
Real Estate Management & Development -- 0.1%
CBRE Group, Inc., Class A (a)	1,913	107,396
Road & Rail -- 0.9%
Daseke, Inc. (a)	6,902	22,777
Landstar System, Inc.	4,074	411,352
Lyft, Inc., Class A (a)	1,837	70,026
Old Dominion Freight Line, Inc.	173	33,527
Ryder System, Inc.	14,267	542,717
		1,080,399
Semiconductors & Semiconductor Equipment -- 3.9%
Advanced Micro Devices, Inc. (a)	1,518	69,039
Analog Devices, Inc.	2,085	227,369
Applied Materials, Inc.	8,059	468,389
Cirrus Logic, Inc. (a)	6,484	445,062
Intel Corp.	23,058	1,280,180
Lam Research Corp.	1,565	459,218
NVIDIA Corp.	5,368	1,449,736
Skyworks Solutions, Inc.	559	56,001
Texas Instruments, Inc.	3,874	442,178
		4,897,172
Software -- 8.5%
Adobe, Inc. (a)	5,445	1,879,178
Cadence Design Systems, Inc. (a)	2,008	132,809
Coupa Software, Inc. (a)	205	30,699
Intuit, Inc.	3,739	994,013
Microsoft Corp.	32,604	5,282,174
New Relic, Inc. (a)	962	54,122
Paycom Software, Inc. (a)	53	14,981
RingCentral, Inc., Class A (a)	589	138,857
salesforce.com, Inc. (a)	6,261	1,066,874
ServiceNow, Inc. (a)	2,124	692,615
SVMK, Inc. (a)	2,246	40,945
Workday, Inc., Class A (a)	1,480	256,410
		10,583,677
Specialty Retail -- 1.4%
American Eagle Outfitters, Inc.	3,486	44,900

S C H E D U L E O F I N V E S T M E N T S

BlackRock Advantage ESG U.S. Equity Fund

(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Asbury Automotive Group, Inc. (a)	444	$ 39,356
Best Buy Co., Inc.	7,005	529,928
Foot Locker, Inc.	442	16,023
Home Depot, Inc.	3,972	865,260
Lithia Motors, Inc., Class A	577	68,755
Tailored Brands, Inc. (b)	2,910	9,516
Tiffany & Co.	1,031	137,731
		1,711,469
Technology Hardware, Storage & Peripherals -- 4.8%
Apple, Inc.	21,066	5,758,602
HP, Inc.	10,106	210,103
		5,968,705
Textiles, Apparel & Luxury Goods -- 1.1%
Fossil Group, Inc. (a)	2,600	11,934
Levi Strauss & Co., Class A	1,452	24,670
Lululemon Athletica, Inc. (a)	3,084	670,492
NIKE, Inc., Class B	7,523	672,406
		1,379,502
Thrifts & Mortgage Finance -- 0.3%
Essent Group Ltd.	760	33,166
Federal Agricultural Mortgage Corp.,
Class C	1,710	128,353
MGIC Investment Corp.	4,472	53,798
New York Community Bancorp, Inc.	14,397	155,632
		370,949
Trading Companies & Distributors -- 0.4%
GATX Corp.	3,506	250,784
SiteOne Landscape Supply, Inc. (a)	1,488	147,684
United Rentals, Inc. (a)	100	13,248
W.W. Grainger, Inc.	518	143,766
		555,482
Wireless Telecommunication Services -- 0.0%
Gogo, Inc. (a)(b)	3,253	11,743
United States Cellular Corp. (a)	1,063	33,389
		45,132
Total Common Stocks — 98.7%
(Cost — $118,720,447)		123,312,875

Rights -- 0.0%

Pharmaceuticals -- 0.0%
Bristol-Myers Squibb Co., (Expires
03/31/21) (a)	2,252	7,544
Total Rights — 0.0%
(Cost — $4,797)		7,544
Total Long-Term Investments — 98.7%
(Cost — $118,725,244)		123,320,419
FEBRUARY 29, 2020	5

Schedule of Investments (unaudited)(continued)	BlackRock Advantage ESG U.S. Equity Fund
February 29, 2020
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities -- 1.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.60% (c)(e)	1,618,469	$1,618,469
SL Liquidity Series, LLC, Money Market
Series, 1.77% (c)(d)(e)	1,140	1,141
Total Short-Term Securities — 1.3%
(Cost — $1,619,609)		1,619,610
Total Investments — 100.0%
(Cost — $120,344,853)		124,940,029
Other Assets Less Liabilities — 0.0%		47,254
Net Assets — 100.0%		$124,987,283

(a)Non-income producing security.

(b)Security, or a portion of the security, is on loan.

(c)Annualized 7-day yield as of period end.

(d)All or a portion of the security was purchased with the cash collateral from loaned securities.

(e)During the period ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Change in
	Shares		Shares				Unrealized
	Held at	Net	Held at	Value at		Net Realized	Appreciation
Affiliate	05/31/19	Activity	02/29/20	02/29/20	Income	Gain (Loss)(a)	(Depreciation)

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Liquidity Funds, T-
Fund, Institutional Class	534,478	1,083,991	1,618,469	$1,618,469	$15,447	$—	$--
SL Liquidity Series, LLC, Money
Market Series	806,742	(805,602)	1,140	1,141	6,922 (b)	435	(5)
				$1,619,610	$22,369	$435	$(5)

(a)Includes net capital gain distributions, if applicable.

(b)All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
S&P	Standard & Poor's
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Schedule of Investments (unaudited) (continued)	BlackRock Advantage ESG U.S. Equity Fund
February 29, 2020

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	20	03/20/20	$1,475	$(113,904)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of February 29, 2020, certain investments of the Fund were valued using net asset value per share ("NAV") as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2			Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$123,312,875		$—		$—	$123,312,875
Rights	7,544		—		—	7,544
Short-Term Securities	1,618,469		—		—	1,618,469
Subtotal	$124,938,888		$—		$—	$124,938,888
Investments Valued at NAV (b)						$1,141
Total Investments						$124,940,029
Derivative Financial Instruments (c)
Liabilities:
Equity Contracts	$(113,904)	$—		$—		$(113,904)

(a)See above Schedule of Investments for values in each industry.

(b)Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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